OTHER INCOME, NET	6 Months Ended
Jun. 30, 2025
Other Income Net
OTHER INCOME, NET

14. OTHER INCOME, NET

Other income, net consists of the following:

	For the six months ended June 30,
	2024	2025
	$US	$US
	(Unaudited)
Government grants (1)	(72,580)	(70,799)
Rental income (lessor lease)	(87,766)	(68,929)
Loss/(income) from disposal of scrap materials	82,696	(22,836)
Derecognition of accounts payable(2)	—	(23,139)
Other income	(2,989)	(1,246)
Total	(80,639)	(186,949)

(1)	Government grants mainly represent the subsidies for researching and development activity and improvement of production technology.

(2)	Derecognition of accounts payable represent liabilities that have been confirmed as settled.